Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net Investment Income [Line Items]
Total revenue		¥ 2,814,361	¥ 2,663,659	¥ 2,508,043
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		459,655	451,404	431,289
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	99,268	42,666	50,521
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue		¥ 558,923	¥ 494,070	¥ 481,810

[1]	Life insurance related investment income in fiscal 2022, 2023 and 2024 include net unrealized holding gains of ¥8,004 million, ¥851 million and ¥43,301 million on equity securities held as of March 31, 2022, 2023 and 2024, respectively.